Shareholder Report, Line Graph (Details) LMA3600_BrandywineGLOBAL - Diversified US Large Cap Value Fund_Class IS_TSR Annual {Class IS} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Class IS
Account Value [Line Items]
Line Graph and Table Measure Name											Class IS
Accumulated Value	$ 2,677,318	$ 2,079,710	$ 1,796,378	$ 1,979,469	$ 1,427,794	$ 1,515,965	$ 1,515,827	$ 1,346,191	$ 1,112,814	$ 1,000,000	$ 3,009,723
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	3,359,795	2,485,172	2,063,048	2,504,530	1,899,164	1,651,428	1,604,611	1,364,699	1,149,640	1,000,000	$ 3,944,702
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Value Index
Accumulated Value	$ 2,530,278	$ 1,980,472	$ 1,730,603	$ 1,952,456	$ 1,446,136	$ 1,522,651	$ 1,464,079	$ 1,337,663	$ 1,161,951	$ 1,000,000	$ 2,769,181